Shareholder Report, Holdings (Details) - Capital Group Core Bond Completion Fund - CBCFX	Dec. 31, 2024
U.S. corporate bonds, notes loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.15%
Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.68%
Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.07%
Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.27%
U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%
Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[1]

[1]	Includes derivatives.